Description of Business	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

The Company’s business is to own and charter out containerships to leading liner companies.

On August 14, 2008, Global Ship Lease, Inc. (the “Company”) merged indirectly with Marathon Acquisition Corp., a company then listed on The American Stock Exchange, and with the pre-existing Global Ship Lease, Inc. GSL Holdings, Inc. was the surviving entity (the “Marathon Merger”), changed its name to Global Ship Lease, Inc. and became listed on The New York Stock Exchange (the “NYSE”).

On November 15, 2018, the Company completed a transformative transaction and acquired Poseidon Containers’ 20 containerships, one of which, the Argos, was contracted to be sold, which sale was completed in December 2018, (the “Poseidon Transaction”).

In 2021, the Company purchased 23 vessels. The Company purchased seven containerships of approximately 6,000 TEU each (the “Seven Vessels”), 12 containerships from Borealis Finance LLC (the “Twelve Vessels”) and four 5,470 TEU Panamax containerships (the “Four Vessels”). Also on June 30, 2021, vessel La Tour was sold.

During the second quarter of 2023, the Company purchased four 8,544 TEU vessels for an aggregate purchase price of $123,300, which were delivered on various dates in May and June 2023. Also on March 23, 2023, GSL Amstel was sold.

During the fourth quarter of 2024, the Company agreed to purchase four high-reefer ECO 9,019 TEU vessels for an aggregate price of $273,891, of which three were delivered on various dates in December 2024.

During the first quarter of 2025, the fourth ECO 9,019 TEU vessel was delivered in January 2025, and the Company sold also three vessels Tasman, Keta and Akiteta (see Note 3). In May 2025, Dimitris Y was contracted to be sold for $35,600 and is scheduled for delivery in 4Q25 upon redelivery from current charter without any further employment.

Following the above-mentioned additions and the sale of vessels in 2021, 2023, 2024 and first quarter of 2025, the Company’s fleet comprises 69 containerships with average age as at June 30, 2025, weighted by TEU capacity, of 17.7 years.

The following table provides information about the 69 vessels owned as at June 30, 2025.

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
Global Ship Lease 54 LLC	Liberia	CMA CGM Thalassa	11,040	2008	3Q28 (4)
Laertis Marine LLC	Marshall Islands	Zim Norfolk	9,115	2015	2Q27
Penelope Marine LLC	Marshall Islands	Zim Xiamen	9,115	2015	3Q27
Telemachus Marine LLC	Marshall Islands	Anthea Y	9,115	2015	4Q28 (5)
Global Ship Lease 78 LLC (3)	Liberia	Sydney Express	9,019	2016	1Q26 (6)
Global Ship Lease 79 LLC (3)	Liberia	Istanbul Express	9,019	2016	3Q26 (6)
Global Ship Lease 77 LLC (3)	Liberia	Bremerhaven Express	9,019	2015	1Q26 (6)
Global Ship Lease 76 LLC (3)	Liberia	Czech	9,019	2015	4Q26 (6)
Global Ship Lease 53 LLC	Liberia	MSC Tianjin	8,603	2005	3Q27
Global Ship Lease 52 LLC	Liberia	MSC Qingdao(7)	8,603	2004	3Q27
Global Ship Lease 43 LLC	Liberia	GSL Ningbo	8,603	2004	3Q27
Global Ship Lease 72 LLC	Liberia	GSL Alexandra	8,544	2004	2Q26 (8)
Global Ship Lease 73 LLC	Liberia	GSL Sofia	8,544	2003	3Q26 (8)
Global Ship Lease 74 LLC	Liberia	GSL Effie	8,544	2003	3Q26 (8)
Global Ship Lease 75 LLC	Liberia	GSL Lydia	8,544	2003	2Q26 (8)
Global Ship Lease 30 Limited	Marshall Islands	GSL Eleni	7,847	2004	4Q27 (9)
Global Ship Lease 31 Limited	Marshall Islands	GSL Kalliopi	7,847	2004	1Q28 (9)
Global Ship Lease 32 Limited	Marshall Islands	GSL Grania	7,847	2004	1Q28 (9)
Alexander Marine LLC	Marshall Islands	Colombia Express (ex Mary)	7,072	2013	4Q28 (10)
Hector Marine LLC	Marshall Islands	Panama Express (ex Kristina)	7,072	2013	4Q29 (10)
Ikaros Marine LLC	Marshall Islands	Costa Rica Express (ex Katherine)	7,072	2013	2Q29 (10)
Philippos Marine LLC	Marshall Islands	Nicaragua Express (ex Alexandra)	7,072	2013	3Q29 (10)
Global Ship Lease 48 LLC	Liberia	CMA CGM Berlioz	7,023	2001	4Q25
Aristoteles Marine LLC	Marshall Islands	Mexico Express (ex Alexis)	6,918	2015	3Q29 (10)
Menelaos Marine LLC	Marshall Islands	Jamaica Express (ex Olivia I)	6,918	2015	3Q29 (10)

1.       Description of Business (continued)

Company Name (1)	Country of Incorporation	Vessel Name	Capacity in TEUs (2)	Year Built	Earliest Charter Expiry Date
Global Ship Lease 35 LLC	Liberia	GSL Nicoletta	6,858	2002	1Q28
Global Ship Lease 36 LLC	Liberia	GSL Christen	6,858	2002	4Q27
Leonidas Marine LLC	Marshall Islands	Agios Dimitrios(7)	6,572	2011	2Q27
Global Ship Lease 33 LLC	Liberia	GSL Vinia	6,080	2004	1Q28 (11)
Global Ship Lease 34 LLC	Liberia	GSL Christel Elisabeth	6,080	2004	1Q28 (11)
GSL Arcadia LLC	Liberia	GSL Arcadia	6,008	2000	3Q25 (12)
GSL Melita LLC	Liberia	GSL Melita	6,008	2001	1Q26 (12)
GSL Maria LLC	Liberia	GSL Maria	6,008	2001	4Q25 (12)
GSL Violetta LLC	Liberia	GSL Violetta	6,008	2000	2Q25 (12)
GSL MYNY LLC	Liberia	GSL MYNY	6,008	2000	3Q25 (12)
GSL Tegea LLC	Liberia	GSL Tegea	5,994	2001	1Q26 (12)
GSL Dorothea LLC	Liberia	GSL Dorothea	5,992	2001	1Q26 (12)
Hudson Marine LLC	Marshall Islands	Dimitris Y (ex Zim Europe) (19)	5,936	2000	4Q25
Drake Marine LLC	Marshall Islands	Ian H	5,936	2000	4Q27
Global Ship Lease 68 LLC (3)	Liberia	GSL Kithira	5,470	2009	4Q27
Global Ship Lease 69 LLC (3)	Liberia	GSL Tripoli	5,470	2009	3Q27
Global Ship Lease 70 LLC (3)	Liberia	GSL Syros	5,470	2010	4Q27
Global Ship Lease 71 LLC (3)	Liberia	GSL Tinos	5,470	2010	3Q27
Zeus One Marine LLC	Marshall Islands	Orca I	5,308	2006	3Q28 (13)
Hephaestus Marine LLC	Marshall Islands	Dolphin II	5,095	2007	1Q28 (13)
Global Ship Lease 47 LLC	Liberia	GSL Château d’If	5,089	2007	4Q26
GSL Alcazar Inc.	Marshall Islands	CMA CGM Alcazar	5,089	2007	3Q26
Global Ship Lease 55 LLC	Liberia	GSL Susan	4,363	2008	3Q27
Global Ship Lease 50 LLC	Liberia	CMA CGM Jamaica	4,298	2006	1Q28
Global Ship Lease 49 LLC	Liberia	CMA CGM Sambhar	4,045	2006	1Q28
Global Ship Lease 51 LLC	Liberia	CMA CGM America	4,045	2006	1Q28
Global Ship Lease 57 LLC	Liberia	GSL Rossi	3,421	2012	1Q26
Global Ship Lease 58 LLC	Liberia	GSL Alice	3,421	2014	2Q28 (4)
Global Ship Lease 60 LLC	Liberia	GSL Eleftheria	3,421	2013	3Q25
Global Ship Lease 59 LLC	Liberia	GSL Melina	3,404	2013	4Q26
Pericles Marine LLC	Marshall Islands	Athena	2,980	2003	2Q27 (14)
Global Ship Lease 61 LLC	Liberia	GSL Mercer	2,824	2007	1Q27
Global Ship Lease 62 LLC	Liberia	GSL Mamitsa (ex Matson Molokai)	2,824	2007	1Q28 (15)
Global Ship Lease 63 LLC	Liberia	GSL Lalo	2,824	2006	2Q27 (16)
Global Ship Lease 42 LLC	Liberia	GSL Valerie	2,824	2005	2Q27 (17)
Global Ship Lease 64 LLC	Liberia	GSL Elizabeth	2,741	2006	2Q26
Global Ship Lease 65 LLC	Liberia	GSL Chloe (ex Beethoven)	2,546	2012	1Q27
Global Ship Lease 66 LLC	Liberia	GSL Maren	2,546	2014	1Q26
Aris Marine LLC	Marshall Islands	Maira	2,506	2000	4Q26
Aphrodite Marine LLC	Marshall Islands	Nikolas	2,506	2000	4Q26
Athena Marine LLC	Marshall Islands	Newyorker	2,506	2001	2Q27
Global Ship Lease 38 LLC	Liberia	Manet	2,288	2001	3Q26
Global Ship Lease 45 LLC	Liberia	Kumasi	2,220	2002	4Q26
Global Ship Lease 41 LLC	Liberia	Julie	2,207	2002	3Q27 (18)

1.       Description of Business (continued)

(1)	All subsidiaries are 100% owned, either directly or indirectly;
(2)	Twenty-foot Equivalent Units;
(3)	Currently, under a sale and leaseback transaction (see note 2h);
(4)	CMA CGM Thalassa and GSL Alice were both forward fixed for 36 months +/-45 days. CMA CGM Thalassa new charter is expected to commence in 4Q2025 and GSL Alice new charter commenced in 2Q2025;
(5)	Anthea Y was forward fixed for 36 months +/- 30 days. The new charter is expected to commence in 4Q2025;
(6)	Sydney Express, Istanbul Express and Bremerhaven Express delivered in 4Q 2024. Czech, the fourth vessel was delivered on January 9, 2025. Firm charters are followed by three 12-month extension periods at charterer’s option;
(7)	MSC Qingdao & Agios Dimitrios are fitted with Exhaust Gas Cleaning Systems (“scrubbers”);
(8)	GSL Alexandra, GSL Sofia, GSL Lydia and GSL Effie. Firm charters are followed by one year extension period at charterer’s option. GSL Sofia and GSL Effie options were exercised in January 2025. GSL Alexandra and GSL Lydia options were exercised in February 2025;
(9)	GSL Eleni, GSL Kalliopi and GSL Grania were forward fixed for 35 – 38 months to commence after drydocking, after which the charterer has the option to extend each charter for a further 12 – 16 months. GSL Eleni, GSL Kalliopi and GSL Grania new charterers commenced in 1Q 2025, upon completion of drydocking.
(10)	Colombia Express (ex-Mary), Panama Express (ex-Kristina), Costa Rica Express (ex-Katherine), Nicaragua Express (ex-Alexandra), Mexico Express (ex-Alexis), Jamaica Express (ex-Olivia I). Firm charters are followed by two twelve-month extension periods at charterer’s option;
(11)	GSL Vinia and GSL Christel Elizabeth are chartered for 36 – 40 months, after which the charterer has the option to extend each charter for a further 12 – 15 months. The new charters both commenced in 1Q 2025;
(12)	GSL Maria, GSL Violetta, GSL Arcadia, GSL MYNY, GSL Melita, GSL Tegea and GSL Dorothea. Contract cover for each vessel is for a firm period of at least three years from the date each vessel was delivered in 2021. Thereafter, the charterer has the option to extend each charter for a further 12 months, after which they have the option to extend each charter for a second time – for a period concluding immediately prior to each respective vessel’s 25th year drydocking and special survey. The first extension options have been exercised for all seven ships. Second extension options were exercised in January 2025 for GSL Dorothea, GSL Arcadia, GSL Melita and GSL Tegea. In April 2025, the second extension option for GSL MYNY was also exercised;
(13)	Dolphin II. Chartered in direct continuation for 35 – 36 months. The new charter commenced in 1Q 2025. Orca I. Chartered for 34 – 36 months. The new charter is expected to commence in second half of 2025;
(14)	Athena was forward fixed for 24 – 30 months. The new charter is expected to commence in 3Q 2025;
(15)	GSL Mamitsa was forward fixed for 30 – 32 months to commence in 3Q25 after current drydocking;
(16)	GSL Lalo was forward fixed for 24 – 30 months. The new charter is expected to commence in 3Q 2025;
(17)	GSL Valerie is fixed in direct continuation for 24 – 27 months;
(18)	Julie was forward fixed for 24 – 30 months. The new charter is expected to commence in 3Q 2025;
(19)	In May 2025, Dimitris Y was contracted to be sold and is scheduled for delivery to the buyers in 4Q25 upon redelivery from the existing charter.